SCHEDULE OF INVESTMENTS
Thornburg Global Opportunities Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 95.3%
	Automobiles & Components — 2.7%
	Automobiles — 2.7%
	Mercedes-Benz Group AG	400,248	$ 26,306,539
			26,306,539
	Banks — 13.1%
	Banks — 13.1%
	Bank of Ireland Group plc	5,313,470	50,621,431
	BNP Paribas SA	734,002	41,839,168
	Citigroup, Inc.	789,029	35,687,782
			128,148,381
	Capital Goods — 3.8%
	Aerospace & Defense — 0.9%
	L3Harris Technologies, Inc.	43,120	8,978,015
	Electrical Equipment — 2.4%
	Vestas Wind Systems A/S	809,286	23,544,179
	Machinery — 0.5%
	Techtronic Industries Co. Ltd.	409,676	4,571,521
			37,093,715
	Commercial & Professional Services — 3.1%
	Professional Services — 3.1%
[a]	CACI International, Inc. Class A	103,000	30,960,770
			30,960,770
	Consumer Durables & Apparel — 1.0%
	Household Durables — 1.0%
	Barratt Developments plc	2,105,444	10,100,055
			10,100,055
	Consumer Services — 3.8%
	Hotels, Restaurants & Leisure — 3.8%
[a]	Booking Holdings, Inc.	6,198	12,490,705
	Galaxy Entertainment Group Ltd.	3,694,894	24,426,078
			36,916,783
	Diversified Financials — 7.0%
	Capital Markets — 3.7%
	Charles Schwab Corp.	438,660	36,522,832
	Consumer Finance — 3.3%
	Capital One Financial Corp.	348,286	32,376,666
			68,899,498
	Energy — 13.3%
	Oil, Gas & Consumable Fuels — 13.3%
	Reliance Industries Ltd.	1,401,727	43,154,825
	Shell plc	954,694	27,061,281
	TotalEnergies SE	953,499	59,862,444
			130,078,550
	Food & Staples Retailing — 1.8%
	Food & Staples Retailing — 1.8%
	Tesco plc	6,526,095	17,688,759
			17,688,759
	Insurance — 3.1%
	Insurance — 3.1%
	NN Group NV	745,967	30,471,523
			30,471,523
	Materials — 12.3%
	Chemicals — 4.5%
	CF Industries Holdings, Inc.	69,387	5,911,772

SCHEDULE OF INVESTMENTS, Continued
Thornburg Global Opportunities Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES	VALUE
	OCI NV	1,064,555	$ 38,083,840
	Metals & Mining — 7.8%
	First Quantum Minerals Ltd.	721,506	15,074,893
	Freeport-McMoRan, Inc.	726,463	27,605,594
	Mineral Resources Ltd.	654,297	34,390,917
			121,067,016
	Media & Entertainment — 7.6%
	Interactive Media & Services — 7.6%
[a]	Alphabet, Inc. Class A	377,440	33,301,531
[a]	Meta Platforms, Inc. Class A	214,596	25,824,483
	Tencent Holdings Ltd.	373,023	15,961,883
			75,087,897
	Pharmaceuticals, Biotechnology & Life Sciences — 5.2%
	Pharmaceuticals — 5.2%
	Pfizer, Inc.	571,041	29,260,141
	Roche Holding AG	68,837	21,626,722
			50,886,863
	Retailing — 6.1%
	Internet & Direct Marketing Retail — 1.9%
[a]	Alibaba Group Holding Ltd. Sponsored ADR	154,977	13,651,924
	JD.com, Inc. Class A	155,539	4,387,920
	Specialty Retail — 4.2%
	TJX Companies, Inc.	519,829	41,378,388
			59,418,232
	Semiconductors & Semiconductor Equipment — 2.9%
	Semiconductors & Semiconductor Equipment — 2.9%
	Micron Technology, Inc.	59,998	2,998,700
[a]	Qorvo, Inc.	62,588	5,672,977
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,373,114	20,036,818
			28,708,495
	Software & Services — 2.4%
	Software — 2.4%
	SAP SE	225,215	23,237,825
			23,237,825
	Technology Hardware & Equipment — 2.8%
	Technology Hardware, Storage & Peripherals — 2.8%
	Samsung Electronics Co. Ltd.	624,531	27,312,427
			27,312,427
	Telecommunication Services — 3.3%
	Diversified Telecommunication Services — 3.3%
[a]	Converge ICT Solutions, Inc.	33,263,215	9,478,621
	Deutsche Telekom AG	1,146,154	22,866,962
			32,345,583
	Total Common Stock (Cost $682,288,210)		934,728,911
	Exchange-Traded Funds — 0.5%
	iShares China Large-Cap ETF	155,776	4,408,461
	Total Exchange-Traded Funds (Cost $4,188,970)		4,408,461
	Short-Term Investments — 4.2%
[b]	Thornburg Capital Management Fund	4,122,088	41,220,881
	Total Short-Term Investments (Cost $41,220,881)		41,220,881
	Total Investments — 100.0% (Cost $727,698,061)		$980,358,253
	Other Assets Less Liabilities — 0.0%		184,959

SCHEDULE OF INVESTMENTS, Continued
Thornburg Global Opportunities Fund	December 31, 2022 (Unaudited)

Issuer-Description	SHARES	VALUE
Net Assets — 100.0%		$980,543,212

Outstanding Forward Currency Contracts To Buy Or Sell At December 31, 2022
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Great Britain Pound	SSB	Sell	11,323,100	1/17/2023	13,693,743	$ —	$ (1,125,997)
Great Britain Pound	SSB	Sell	4,246,200	1/17/2023	5,135,199	—	(257,722)
Euro	SSB	Sell	52,738,000	2/21/2023	56,635,725	—	(1,507,111)
Euro	BBH	Sell	52,738,000	2/21/2023	56,635,725	—	(1,454,373)

Total						—	$(4,345,203)

Net unrealized appreciation (depreciation)							$(4,345,203)

*	Counterparties include State Street Bank and Trust Company (“SSB”) and Brown Brothers Harriman & Co. (“BBH”).

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Global Opportunities Fund	December 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Global Opportunities Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees of the Trust (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Global Opportunities Fund	December 31, 2022 (Unaudited)

Forward currency contracts are valued by a third-party pricing service provider.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/22	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/22	Dividend Income
Thornburg Capital Mgmt. Fund	$67,253,606	$109,641,123	$(135,673,848)	$-	$-	$41,220,881	$607,666